Additional disclosure requirements (Tables)	6 Months Ended
Jun. 30, 2020
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Condensed Balance Sheet

UNAUDITED CONDENSED BALANCE SHEETS	30 June 2020	31 December 2019
(Parent company only)	(Millions of Euros)
Assets
Cash and due from banks	143,836	85,922
Of which:
To bank subsidiaries	13,255	13,875
Trading account assets	96,549	86,583
Investment securities	31,848	44,020
Of which:
To bank subsidiaries	9,719	9,504
To non-bank subsidiaries	3,551	3,450
Net Loans and leases	303,505	276,330
Of which:
To non-bank subsidiaries	27,077	28,690
Investment in affiliated companies	81,286	87,330
Of which:
To bank subsidiaries	55,768	59,364
To non-bank subsidiaries	25,518	27,966
Premises and equipment, net	6,753	7,131
Other assets	21,763	22,600
Total assets	685,540	609,916

Liabilities
Deposits	394,855	345,975
Of which:
To bank subsidiaries	18,236	14,705
To non-bank subsidiaries	17,342	15,518
Short-term debt	42,901	20,547
Long-term debt	78,771	83,906
Total debt	121,672	104,453
Of which:
To bank subsidiaries	891	—
To non-bank subsidiaries	1,203	1,667
Other liabilities	106,746	89,265
Total liabilities	623,273	539,693

Stockholders' equity
Capital stock	8,309	8,309
Retained earnings and other reserves	53,958	61,914
Total stockholders' equity	62,267	70,223

Total liabilities and Stockholders’ Equity	685,540	609,916

Condensed Income Statement
Following are the summarised unaudited statements of income of Banco Santander, S.A. for the periods ended 30 June 2020 and 2019.

UNAUDITED CONDENSED STATEMENTS OF INCOME	Six months ended	Six months ended
(Parent company only)	30 June 2020	30 June 2019
	(Millions of Euros)
Interest income
Interest from earning assets	3,628	4,148
Dividends from affiliated companies	654	1,735
Of which:
From bank subsidiaries	407	1,355
From non-bank subsidiaries	247	381
	4,282	5,883
Interest expense	(1,763)	(2,113)
Interest income / (Charges)	2,519	3,770
Provision for credit losses	(1,070)	(544)
Interest income / (Charges) after provision for credit losses	1,449	3,226
Non-interest income:	2,058	1,805
Non-interest expense:	(8,571)	(4,633)
Income before income taxes	(5,064)	398
Income tax expense	(1,747)	145
Net income	(6,811)	543

Condensed Statement of Comprehensive Income
Following are the summarised unaudited statements of comprehensive income of Banco Santander, S.A. for the periods ended 30 June 2020 and 2019.

UNAUDITED CONDENSED STATEMENTS OF	Six months ended	Six months ended
COMPREHENSIVE INCOME (Parent company only)	30 June 2020	30 June 2019
	(Millions of Euros)

NET INCOME	(6,811)	543
OTHER COMPREHENSIVE INCOME	(829)	15
Items that may be reclassified subsequently to profit or loss	(210)	179
Hedging instruments (items not designated)	—	—
Revaluation gains (losses)	—	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Debt instruments at fair value with changes in other comprehensive income	(199)	464
Revaluation gains (losses)	95	622
Amounts transferred to income statement	(294)	(158)
Other reclassifications	—	—
Cash flow hedges:	(104)	(207)
Revaluation gains/(losses)	(126)	(204)
Amounts transferred to income statement	22	(3)
Amounts transferred to initial carrying amount of hedged items	—	—
Other reclassifications	—	—
Hedges of net investments in foreign operations:	—	—
Exchange differences	—	—
Non-current assets held for sale	—	—
Income tax	93	(78)
Items that will not be reclassified to profit or loss:	(619)	(164)
Actuarial gains/(losses) on pension plans	(42)	(98)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(688)	(53)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	12	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(12)	—
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	5	—
Income tax relating to items that will not be reclassified	106	(13)
TOTAL COMPREHENSIVE INCOME	(7,640)	558

Condensed Cash Flow Statement
Following are the summarised unaudited cash flow statements of Banco Santander, S.A. for the periods ended 30 June 2020 and 2019.

UNAUDITED CONDENSED CASH FLOW STATEMENTS	Six months ended	Six months ended
(Parent company only)	30 June 2020	30 June 2019
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	(6,811)	543
Adjustments to profit	11,830	1,237
Net increase/decrease in operating assets	(63,984)	(27,955)
Net increase/decrease in operating liabilities	83,119	16,568
Reimbursements/payments of income tax	942	882
Total net cash flows from operating activities (1)	25,096	(8,725)

2. Cash flows from investing activities
Investments (-)	(1,874)	(368)
Divestments (+)	497	1,042
Total net cash flows from investment activities (2)	(1,377)	674

3. Cash flows from financing activities
Issuance of own equity instruments	—	—
Disposal of own equity instruments	327	452
Acquisition of own equity instruments	(327)	(452)
Issuance of debt securities	1,500	1,056
Redemption of debt securities	(1,914)	(3,471)
Dividends paid	—	(2,111)
Issuance/Redemption of equity instruments	—	—
Other collections/payments related to financing activities	(162)	(219)
Total net cash flows from financing activities (3)	(576)	(4,745)

4. Effect of exchange rate changes on cash and cash equivalents (4)	(253)	38

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	22,890	(12,758)
Cash and cash equivalents at beginning of period	32,471	51,931
Cash and cash equivalents at end of period	55,361	39,173

Schedule of preferred shares and securities
The following table shows the balance of the preference shares and preferred securities as of 30 June 2020 and 31 December 2019:

	30 June 2020	31 December 2019
	(Millions of Euros)
Preference shares	193	321
Preferred securities	7,695	7,709
Total at period-end	7,888	8,030

Schedule of preferred shares and securities by issuer

	Outstanding at 30 June 2020
		Amount in
Preference Shares		currency	Interest rate	Redemption
Issuer/Date of issue	Currency	(million)		Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 30 June 2020
		Amount in
Preferred Securities		currency	Interest rate		Maturity date
Issuer/Date of issue	Currency	(million)

Banco Santander, S.A.
Banco Santander, S.A., September 2014	Euro	1,500.0	6.25%	(B)	Perpetuity
Banco Santander, S.A., April 2017	Euro	750.0	6.75%	(C)	Perpetuity
Banco Santander, S.A., September 2017	Euro	1,000.0	5.25%	(D)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.75%	(E)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,200.0	7.50%	(F)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,500.0	4.375%	(G)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), March 2007 (H)	US Dollar	210.4	US3M + 0.52%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), July 2007	Pounds Sterling	4.9	7.01%		Perpetuity

A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 564 basis points on the 5-year Mid-Swap Rate.
C.Payment is subject to certain conditions and to the discretion of the Bank. The 6.75% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 680.3 basis points on the 5-year Mid-Swap Rate.
D.Payment is subject to certain conditions and to the discretion of the Bank. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the 5-year Mid-Swap Rate.
E.Payment is subject to certain conditions and to the discretion of the Bank. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed every 5 years applying a margin of 409.7 basis points on the 5-year Mid-Swap Rate.
F.Payment is subject to certain conditions and to the discretion of the Bank. The 7.50% interest rate is set for the first seven years. After that, it will be reviewed every 5 years by applying a margin of 498.9 basis points on the 5-year Mid-Swap Rate.
G.Payment is subject to certain conditions and to the discretion of the Bank. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis points on the 5-year Mid-Swap Rate.
H.Listed in the US.